Updating Summary Prospectus

May 1, 2024

RetireReadySM Extra

Flexible Premium Variable Deferred Annuity Contracts

Genworth Life & Annuity VA Separate Account 1

Issued by:

Genworth Life and Annuity Insurance Company

This Updating Summary Prospectus provides certain updating information about RetireReadySM Extra, a flexible premium variable deferred annuity contract (the “contract” or “contracts”) issued by Genworth Life and Annuity Insurance Company (the “Company,” “we,” “us” or “our). The contract is no longer offered or sold.

The statutory prospectus for the contract contains more information about the contract, including features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.genworth.com/RetireReadyExtra. You can also obtain this information at no cost by calling our Home Office at (800) 352-9910.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov.

The Securities and Exchange Commission has not approved or disapproved the contract or determined that this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

19773USP 05/01/24

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since you last received the prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your contract:

•	The Invesco V.I. Conservative Balanced Fund – Series II shares merged into the Invesco V.I. Equity and Income Fund – Series II shares effective on or about April 29, 2024.

•	VP Inflation Protection Fund – Class II reorganized into LVIP American Century Inflation Protection Fund – Service Class effective on or about April 26, 2024.

•	The PSF PGIM Jennison Focused Blend Portfolio – Class II Shares merged into the PSF PGIM Jennison Blend Portfolio – Class II Shares effective December 8, 2023.

•	ClearBridge Variable Aggressive Growth Portfolio – Class II changed its name to ClearBridge Variable Growth Portfolio – Class II.

•	For changes in the names of certain Portfolios, please refer to “Appendix A – Portfolios Available Under the Contract.”

•	For updated Portfolio expense information, please refer to “Important Information You Should Consider About the Contract” and “Appendix A – Portfolios Available Under the Contract.”

•	For updated Portfolio performance information, please refer to “Appendix A – Portfolios Available Under the Contract.”

•	For updates to the Asset Allocation Models available under your contract, please refer to “Asset Allocation Program – Model Update.”

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses		Location in Prospectus
Charges for Early Withdrawals

If you withdraw money from your contract within eight years following your last premium payment, you may be assessed a surrender charge of up to 8% of the value of the premium payment withdrawn.

For example, if you purchased the contract and withdrew a $100,000 initial premium payment sooner than one complete year after making the payment, you could be assessed a surrender charge of up to $8,000 on the premium payment withdrawn.

Fee Tables Charges and Other Deductions — Surrender Charge
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions. We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge of $10 for each transfer among the Subaccounts after the first transfer in the calendar month.	Fee Tables Charges and Other Deductions — Other Charges
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.	Fee Tables Charges and Other Deductions

Annual Fee	Minimum	Maximum
Base contract[1]	1.55%	1.55%
Investment options (Portfolio fees and expenses)[2]	0.31%	2.375%
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	1.75%

[1]	The base contract expense consists of the mortality and expense risk charge and administrative expense charge, each of which is expressed as an annual percentage charge that is assessed as a percentage of average daily net assets in the Separate Account.

[2]	As a percentage of Portfolio assets. These expenses are as of December 31, 2023, and will vary from year to year.

[3]	The minimum fee is for the Annual Step-Up Death Benefit and is a percentage of Contract Value at the time the charge is taken. The maximum fee is the current fee for Lifetime Income Plus Solution with the Principal Protection Death Benefit (Annuitant Age 71-85) (consisting of 1.25% of benefit base plus 0.50% of the value of Principal Protection Death Benefit).

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,746	$5,685
Assumes:	Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of contract classes and Portfolio fees and expenses

•  No optional benefits

•  No sales charges

•  No additional premium payments, transfers, or withdrawals

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of contract classes, optional benefits and Portfolio fees and expenses

•  No sales charges

•  No additional premium payments, transfers, or withdrawals

Risks		Location in Prospectus
Risk of Loss	• You can lose money by investing in this contract.	Principal Risks of Investing in the Contract The Contract — Valuation of Accumulation Units
Not a Short-Term Investment

•  This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•  A surrender charge can apply whenever you make a withdrawal of premium payments less than eight completed years after we received the premium payment.

•  The benefits of tax deferral mean that the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract Charges and Other Deductions
Risks Associated with Investment Options

•  An investment in this contract is subject to the risk of poor investment performance, which can vary depending on the performance of the investment options available under the contract (i.e., the Portfolios).

•  Each Portfolio (and the Guarantee Account) has its own unique risks.

•  You should review the prospectuses for the Portfolios and the section of this prospectus concerning the Guarantee Account before making an investment decision.

Principal Risks of Investing in the Contract The Guarantee Account Appendix A — Portfolios Available Under the Contract

Risks	Location in Prospectus
Insurance Company Risks

•  An investment in the contract is subject to the risks related to the Company, including that any obligations (including under the Guarantee Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, can be obtained by calling our Home Office at (800) 352-9910 or writing to us at 11011 West Broad Street, Glen Allen, Virginia 23060.

Principal Risks of Investing in the Contract The Company

Restrictions	Location in Prospectus
Investments

•  We reserve the right, subject to applicable law, to make additions, deletions, and substitutions for the Portfolios of the Funds.

•  For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation.

•  We reserve the right to limit transfers if frequent or large transfers occur, and to limit transfers from the Subaccounts to the Guarantee Account.

•  Under certain of the optional riders, we require you to invest only in an Investment Strategy.

The Separate Account — Subaccounts The Separate Account — Asset Allocation Program The Guarantee Account Transfers
Optional Benefits

•  Under certain of our optional Living Benefit Riders (i.e., the guaranteed minimum withdrawal benefit rider options, Guaranteed Income Advantage, and Payment Optimizer Plus), we require you to allocate Contract Value to a prescribed Investment Strategy or, for Guaranteed Income Advantage, to the GIS Subaccount, in order to receive the full benefits provided under the applicable rider.

The Separate Account — Asset Allocation Program

Transfers

Surrenders and Partial Surrenders — Guaranteed Minimum Withdrawal Benefit for Life Riders

Death of Owner and/or Annuitant

Income Payments — Guaranteed Income Advantage

Restrictions	Location in Prospectus

•  Our optional benefits also are subject to various other restrictions or limitations. Certain riders, for example, such as the Annual Step-Up Death Benefit Rider, may not be terminated after elected. As another example, under certain guaranteed minimum withdrawal benefit riders, the amount that can determine the guaranteed withdrawals you can take can stop increasing when the older annuitant reaches a certain age.

•  We reserve the right to modify certain of our optional benefits. For example, we reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason.

•  Under our guaranteed minimum withdrawal benefit riders, “excess withdrawals” (i.e., withdrawals in excess of the Withdrawal Limit for a Benefit Year) can reduce the amount we use to determine your future Withdrawal Limit by an amount that is more than the dollar amount of the withdrawal. Excess withdrawals also could terminate the guaranteed minimum withdrawal benefit.

Income Payments — Payment Optimizer Plus
Taxes	Location in Prospectus
Tax Implications

•  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

•  If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

•  Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Tax Matters
Conflicts of Interest	Location in Prospectus
Investment Professional Compensation

•  Your registered representative may receive compensation for selling and servicing this contract to you in the form of cash compensation (e.g., commissions), non-cash compensation (e.g., conferences, trips, prizes, and awards), and special marketing allowances.

Sales of the Contracts

Conflicts of Interest	Location in Prospectus

•  The prospect of receiving such compensation may create an incentive for selling firms and/or their registered representative to sell you this contract versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

Exchanges

•  Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. Similarly, some investment professionals may have a financial incentive to offer you a different contract in place of this one. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Sales of the Contracts

ASSET ALLOCATION PROGRAM—MODEL UPDATE

Effective after the close of business July 26, 2024, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables that follow.

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 26, 2024

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Columbia Variable Portfolio — Overseas Core Fund — Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
	PSF Natural Resource Portfolio — Class II Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Growth	CTIVP® — Principal Blue Chip Growth Fund — Class 1	6.0%	9.0%	15.0%	21.0%	24.0%
	Fidelity® VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Janus Henderson Forty Portfolio — Service Shares	1.0%	3.0%	4.0%	5.0%	7.0%
Large Cap Value	AB VPS International Value Portfolio — Class B	1.0%	2.0%	3.0%	4.0%	5.0%
	BlackRock Basic Value V.I. Fund — Class III Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Comstock Fund — Series II shares	1.0%	3.0%	4.0%	5.0%	7.0%
Mid Cap Growth	State Street Real Estate Securities V.I.S. Fund — Class 1 Shares	2.0%	5.0%	7.0%	9.0%	12.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	Fidelity VIP Investment Grade Bond Portfolio — Service Class 2	6.0%	5.0%	3.0%	2.0%	0.0%
	PIMCO VIT Total Return Portfolio — Administrative Class Shares	20.0%	14.0%	10.0%	4.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	6.0%	5.0%	3.0%	2.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	14.0%	10.0%	7.0%	3.0%	0.0%
Long Duration	PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares	22.0%	16.0%	11.0%	5.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 26, 2024

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco V.I. Core Equity Fund — Series I shares	4.0%	8.0%	12.0%	16.0%	20.0%
	Invesco V.I. Main Street Fund® — Series II shares	5.0%	10.0%	15.0%	20.0%	25.0%
Large Cap Growth	Fidelity VIP Contrafund® Portfolio — Service Class 2	5.0%	10.0%	15.0%	20.0%	25.0%
	Invesco V.I. EQV International Equity Fund — Series II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Value	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Comstock Fund — Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Blend	Fidelity VIP Mid Cap Portfolio — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Growth	Federated Hermes Kaufmann Fund II — Service Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® — Service II shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Medium Duration	Fidelity VIP Investment Grade Bond Portfolio — Service Class 2	22.0%	16.0%	11.0%	5.0%	0.0%
	PIMCO VIT Total Return Portfolio — Administrative Class Shares	24.0%	17.0%	12.0%	5.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Treasury Inflation Protected Securities	LVIP American Century Inflation Protection Fund — Service Class	6.0%	5.0%	3.0%	2.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Long Duration	PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares	10.0%	7.0%	5.0%	2.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

BUILD YOUR OWN ASSET ALLOCATION MODEL

Core Asset Class (20% to 80%)	Specialty Asset Class (0% to 20%)	Fixed Income Asset Class (20% to 60%)

AB VPS Balanced Hedged Allocation Portfolio — Class B

AB VPS Relative Value Portfolio — Class B

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

CTIVP® — Principal Blue Chip Growth Fund — Class 1

Fidelity VIP Balanced Portfolio — Service Class 2

Fidelity VIP Contrafund® Portfolio — Service Class 2

Fidelity VIP Equity-Income PortfolioSM — Service Class 2

Fidelity VIP Growth & Income Portfolio — Service Class 2

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Growth VIP Fund — Class 2 Shares

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. Capital Appreciation Fund — Series II shares

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Equity and Income Fund — Series II shares

Invesco V.I. EQV International Equity Fund — Series II shares

Invesco V.I. Global Fund — Series II shares

Invesco V.I. Main Street Fund® — Series II shares

Janus Henderson Balanced Portfolio — Service Shares

MFS® Total Return Series — Service Class Shares

State Street Total Return V.I.S. Fund — Class 3 Shares

State Street U.S. Equity V.I.S. Fund — Class 1 Shares

AB VPS International Value Portfolio — Class B

AB VPS Small Cap Growth Portfolio — Class B

AB VPS Sustainable Global Thematic Portfolio — Class B

Allspring VT Discovery All Cap Fund — Class 2

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Eaton Vance VT Floating-Rate Income Fund

Federated Hermes High Income Bond Fund II — Service Shares

Federated Hermes Kaufmann Fund II — Service Shares

Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2

Fidelity VIP Growth Portfolio — Service Class 2

Fidelity VIP Growth Opportunities Portfolio — Service Class 2

Fidelity VIP Mid Cap Portfolio — Service Class 2

Fidelity VIP Value Strategies Portfolio — Service Class 2

Invesco V.I. Main Street Small Cap Fund® — Series II shares

Janus Henderson Forty Portfolio — Service Shares

LVIP American Century Inflation Protection Fund — Service Class

MFS® Utilities Series — Service Class Shares

PIMCO VIT All Asset Portfolio — Advisor Class Shares

PIMCO VIT High Yield Portfolio — Administrative Class Shares

PSF Natural Resources Portfolio — Class II Shares

PSF PGIM Jennison Blend Portfolio — Class II Shares

PSF PGIM Jennison Growth Portfolio — Class II Shares

State Street Real Estate Securities V.I.S. Fund — Class 1 Shares

State Street Small-Cap Equity V.I.S. Fund — Class 1 Shares

Fidelity VIP Investment Grade Bond Portfolio — Service Class 2

PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares

PIMCO VIT Low Duration Portfolio — Administrative Class Shares

PIMCO VIT Total Return Portfolio — Administrative Class Shares

DEFINITIONS

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Annuitant — The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

Asset Allocation Model — A component of the Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts — The Subaccounts available under the Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GIS Subaccount — A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. — Total Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Premium payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account.

Guaranteed Income Advantage — The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Home Office — Our office located at 11011 West Broad Street, Glen Allen, Virginia 23060.

Investment Strategy — The Designated Subaccounts and/or Asset Allocation Model required for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus. The Investment Strategy is required in order to receive the full benefits available under these rider options.

Joint Annuitant — For the Guaranteed Minimum Withdrawal Benefit for Life Riders, the additional life on which monthly income is based. For Payment Optimizer Plus, the additional life on which the Withdrawal Factor may be based.

Lifetime Income Plus — The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in this prospectus.

Lifetime Income Plus 2007 — The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in this prospectus.

Lifetime Income Plus 2008 — The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution — The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Payment Optimizer Plus — The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective.

Principal Protection Death Benefit — The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Separate Account — Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

Appendix A — Portfolios Available Under the Contract

The following is a list of Portfolios currently available under the contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.genworth.com/RetireReadyExtra. You can also request this information at no cost by calling (800) 352-9910. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. You may obtain updated Portfolio performance information by calling (800) 352-9910.

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	AB VPS Balanced Hedged Allocation Portfolio — Class B AllianceBernstein, L.P.	0.98%*	12.66%	5.92%	5.04%
Global Equity Large Cap	AB VPS International Value Portfolio — Class B AllianceBernstein, L.P.	1.15%	14.83%	5.55%	1.83%
US Equity Large Cap Growth	AB VPS Large Cap Growth Portfolio — Class B AllianceBernstein, L.P.	0.91%*	34.78%	17.56%	14.60%
US Equity Large Cap Value	AB VPS Relative Value Portfolio — Class B AllianceBernstein, L.P.	0.86%*	11.72%	11.57%	9.05%
US Equity Small Cap	AB VPS Small Cap Growth Portfolio — Class B AllianceBernstein, L.P.	1.15%*	17.72%	10.29%	8.26%
Global Equity Large Cap	AB VPS Sustainable Global Thematic Portfolio — Class B AllianceBernstein, L.P.	1.17%*	15.70%	13.27%	9.33%
US Equity Large Cap Growth	Invesco V.I. American Franchise Fund — Series I shares Invesco Advisers, Inc.	0.86%	40.93%	16.16%	11.70%
US Equity Large Cap Growth	Invesco V.I. Capital Appreciation Fund — Series II shares Invesco Advisers, Inc.	1.05%*	35.03%	16.10%	11.28%
US Equity Large Cap Value	Invesco V.I. Comstock Fund — Series II shares Invesco Advisers, Inc.	1.00%	12.10%	13.20%	8.65%
US Equity Large Cap Blend	Invesco V.I. Core Equity Fund — Series I shares Invesco Advisers, Inc.	0.80%	23.36%	12.95%	7.79%
Moderate Allocation	Invesco V.I. Equity and Income Fund — Series II shares[1] Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
Global Equity Large Cap	Invesco V.I. EQV International Equity Fund — Series II shares Invesco Advisers, Inc.	1.15%	17.86%	8.15%	4.07%
[1]	The Invesco V.I. Conservative Balanced Fund — Series II shares merged into the Invesco V.I. Equity and Income Fund — Series II shares effective on or about April 29, 2024.

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Global Equity Large Cap	Invesco V.I. Global Fund — Series II shares Invesco Advisers, Inc.	1.07%	34.45%	12.02%	8.21%
US Equity Large Cap Blend	Invesco V.I. Main Street Fund® — Series II shares Invesco Advisers, Inc.	1.05%*	22.83%	13.28%	9.74%
US Equity Small Cap	Invesco V.I. Main Street Small Cap Fund® —Series II shares Invesco Advisers, Inc.	1.13%	17.82%	12.79%	8.66%
US Equity Large Cap Growth	Allspring VT Discovery All Cap Growth Fund — Class 2 Allspring Funds Management, LLC (subadvised by Allspring Global Investments, LLC)	1.00%*	33.17%	13.54%	10.42%
US Fixed Income	LVIP American Century Inflation Protection Fund — Service Class (formerly, VP Inflation Protection Fund — Class II)[1] American Century Investment Management, Inc.	0.77%*	3.40%	2.65%	1.90%
US Equity Mid Cap	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares BlackRock Advisors, LLC	0.80%*	18.63%	11.52%	8.28%
US Equity Large Cap Value	BlackRock Basic Value V.I. Fund — Class III Shares BlackRock Advisors, LLC	1.01%*	16.24%	11.26%	7.44%
Global Allocation	BlackRock Global Allocation V.I. Fund — Class III Shares BlackRock Advisors, LLC (subadvised by BlackRock (Singapore) Limited)	1.00%*	12.49%	7.39%	4.63%
Global Equity Large Cap	Columbia Variable Portfolio — Overseas Core Fund — Class 2 Columbia Management Investment Advisers, LLC	1.04%	15.32%	7.96%	3.37%
US Equity Large Cap Growth	CTIVP® — Principal Blue Chip Growth Fund — Class 1 Columbia Management Investment Advisers, LLC (subadvised by Principal Global Investors, LLC)	0.70%	39.54%	15.67%	13.48%
US Fixed Income	VT Floating-Rate Income Fund Eaton Vance Management	1.17%	11.21%	4.13%	3.22%
US Fixed Income	Federated Hermes High Income Bond Fund II — Service Shares Federated Investment Management Company	1.06%*	12.47%	4.49%	3.87%
US Equity Mid Cap	Federated Hermes Kaufmann Fund II — Service Shares Federated Equity Management Company of Pennsylvania (subadvised by Federated Global Investment Management Corp.)	1.80%*	14.86%	7.04%	8.39%
[1]	VP Inflation Protection Fund — Class II reorganized into LVIP American Century Inflation Protection Fund — Service Class effective on or about April 26, 2024.

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	VIP Balanced Portfolio — Service Class 2 Fidelity Management & Research Company (FMR) (subadvised by FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR HK), and Fidelity Management & Research (Japan) Limited (FMR Japan))	0.53%	12.94%	7.48%	5.40%
US Equity Large Cap Growth	VIP Contrafund® Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.81%	33.12%	16.36%	11.33%
US Equity Large Cap Growth	VIP Dynamic Capital Appreciation Portfolio —Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.87%	28.72%	16.93%	11.38%
US Equity Large Cap Value	VIP Equity-Income Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.72%	10.38%	12.01%	8.31%
US Equity Large Cap Growth	VIP Growth Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.83%	35.89%	19.34%	14.51%
US Equity Large Cap Value	VIP Growth & Income Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.74%	18.41%	14.50%	10.00%
US Equity Large Cap Growth	VIP Growth Opportunities Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.84%	45.30%	18.79%	15.44%
US Fixed Income	VIP Investment Grade Bond Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.63%	6.00%	1.72%	2.08%
US Equity Mid Cap	VIP Mid Cap Portfolio —Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.82%	14.80%	12.17%	7.85%
US Equity Mid Cap	VIP Value Strategies Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.85%	20.61%	16.63%	9.10%
Aggressive Allocation	Franklin Mutual Shares VIP Fund — Class 2 Shares Franklin Mutual Advisers, LLC	0.93%	13.46%	7.82%	5.43%
Global Equity Large Cap	Templeton Growth VIP Fund — Class 2 Shares Templeton Global Advisors Limited (subadvised by Templeton Asset Management Ltd)	1.12%*	21.01%	6.47%	3.24%
US Money Market	Goldman Sachs Government Money Market Fund — Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	4.79%	1.64%	1.02%
Moderate Allocation	Janus Henderson Balanced Portfolio — Service Shares Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Growth	Janus Henderson Forty Portfolio — Service Shares Janus Henderson Investors US LLC	0.80%	39.65%	16.64%	13.45%
US Equity Large Cap Growth	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares Massachusetts Financial Services Company	0.98%*	23.70%	16.39%	12.44%
Moderate Allocation	MFS® Total Return Series — Service Class Shares Massachusetts Financial Services Company	0.86%*	10.22%	8.27%	6.27%
Utilities Sector Equity	MFS® Utilities Series — Service Class Shares Massachusetts Financial Services Company	1.04%*	-2.33%	8.05%	6.13%
Moderate Allocation	All Asset Portfolio — Advisor Class Shares Pacific Investment Management Company LLC (subadvised by Research Affiliates)	2.285%*	8.02%	5.90%	3.93%
US Fixed Income	High Yield Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.77%	12.22%	4.83%	4.15%
US Fixed Income	Long-Term U.S. Government Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	2.005%	3.99%	-1.30%	2.06%
US Fixed Income	Low Duration Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.69%	4.97%	0.99%	0.92%
US Fixed Income	Total Return Portfolio — Administrative Class Shares Pacific Investment Management Company LLC	0.75%	5.93%	1.08%	1.71%
Natural Resources Sector Equity	PSF Natural Resources Portfolio — Class II Shares PGIM Investments LLC (subadvised by T. Rowe Price Associates, Inc.)	0.91%	1.58%	13.73%	0.96%
US Equity Large Cap Growth	PSF PGIM Jennison Blend Portfolio — Class II Shares (formerly, PSF PGIM Jennison Focused Blend Portfolio — Class II Shares)[1] PGIM Investments LLC (subadvised by Jennison Associates LLC)	0.86%	31.98%	14.25%	10.08%
US Equity Large Cap Growth	PSF PGIM Jennison Growth Portfolio — Class II Shares PGIM Investments LLC (subadvised by Jennison Associates LLC)	1.02%	52.89%	17.81%	13.87%
Real Estate Sector Equity	Real Estate Securities V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc. (subadvised by CenterSquare Investment Management LLC)	1.00%	13.50%	7.63%	7.94%
US Equity Small Cap	Small-Cap Equity V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc. (sub-advised by Champlain Investment Partners, LLC, Kennedy Capital Management LLC, Palisade Capital Management, LP, SouthernSun Asset Management, LLC, and Westfield Capital Management, L.P.)	1.28%	13.55%	10.84%	7.68%
[1]	The PSF PGIM Jennison Focused Blend Portfolio — Class II Shares merged into the PSF PGIM Jennison Blend Portfolio — Class II Shares effective December 8, 2023.

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	Total Return V.I.S. Fund[1] — Class 3 Shares SSGA Funds Management, Inc.	0.90%	15.21%	5.90%	4.66%
US Equity Large Cap Growth	U.S. Equity V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.91%	27.91%	16.03%	11.37%

[1]	For contracts issued on or after May 1, 2006, only Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolios are not available to contracts issued on or after May 1, 2003.

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares BNY Mellon Investment Adviser, Inc. (subadvised by Newton Investment Management Limited)	0.67%	23.82%	15.13%	10.46%
US Equity Mid Cap	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%	17.78%	13.14%	11.82%
Global Equity Large Cap	Janus Henderson Global Research Portfolio — Service Shares Janus Henderson Investors US LLC	0.86%	26.47%	13.05%	8.74%
Technology Sector Equity	Janus Henderson Global Technology and Innovation Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%*	54.27%	20.05%	16.86%
US Equity Large Cap Growth	Janus Henderson Research Portfolio - Service Shares Janus Henderson Investors US LLC	0.82%	42.81%	16.54%	12.21%
Global Fixed Income	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares Pacific Investment Management Company LLC	1.28%	9.02%	1.64%	3.06%

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Global Equity Large Cap	Janus Henderson Overseas Portfolio — Service Shares Janus Henderson Investors US LLC	1.14%	10.58%	10.92%	3.38%

The following Portfolios are not available to contracts issued on or after May 1, 2006:

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	VIP Asset Manager Portfolio —Service Class 2 FMR (subadvised by FMR UK, FMR H.K., and FMR Japan)	0.78%	12.65%	7.22%	5.14%
US Equity Mid Cap	Goldman Sachs Mid Cap Value Fund — Institutional Shares Goldman Sachs Asset Management, L.P.	0.84%*	11.42%	13.36%	8.10%
US Equity Small Cap	MFS® New Discovery Series — Service Class Shares Massachusetts Financial Services Company	1.12%*	14.25%	10.81%	7.41%
Moderate Allocation	Total Return V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.65%	15.48%	6.16%	4.92%

The following Portfolios are not available to contracts issued on or after May 1, 2007:

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Growth	Invesco V.I. American Franchise Fund — Series II shares Invesco Advisers, Inc.	1.11%	40.60%	15.88%	11.42%
US Equity Large Cap Blend	ClearBridge Variable Dividend Strategy Portfolio — Class II Franklin Templeton Fund Advisor, LLC (subadvised by ClearBridge Investments, LLC)	1.00%	14.01%	13.35%	10.17%

The following Portfolios are not available to contracts issued on or after September 8, 2008:

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Mid Cap	Invesco V.I. American Value Fund — Series II shares Invesco Advisers, Inc.	1.14%	15.29%	12.45%	6.98%
US Equity Mid Cap	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares Invesco Advisers, Inc.	1.12%	12.85%	12.47%	9.52%
US Equity Large Cap Growth	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares BlackRock Advisors, LLC	1.04%*	52.47%	16.05%	13.38%
US Equity Large Cap Blend	ClearBridge Variable Growth Portfolio — Class II (formerly, ClearBridge Variable Aggressive Growth Portfolio — Class II) Franklin Templeton Fund Advisor, LLC (subadvised by ClearBridge Investments, LLC)	1.10%	24.13%	8.05%	6.38%

			Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Value	ClearBridge Variable Large Cap Value Portfolio — Class I Franklin Templeton Fund Advisor, LLC (subadvised by ClearBridge Investments, LLC)	0.72%	15.09%	13.02%	8.99%
US Equity Large Cap Blend	MFS® Investors Trust Series — Service Class Shares Massachusetts Financial Services Company	1.03%*	18.66%	13.27%	10.00%
US Equity Large Cap Growth	NASDAQ — 100® Fund Security Investors, LLC known as Guggenheim Investments	1.77%*	53.22%	20.24%	15.86%
US Fixed Income	Income V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	1.38%*	4.68%	0.46%	1.16%
US Equity Large Cap Growth	Premier Growth Equity V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.91%	46.28%	18.47%	13.41%
US Equity Large Cap Blend	S&P 500® Index V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.31%	25.96%	15.32%	11.68%

The following Portfolios are not available to contracts issued on or after January 5, 2009:

			Average Annual Total Returns (as of 12/31/2022)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
Moderate Allocation	Franklin Allocation VIP Fund — Class 2 Shares Franklin Advisers, Inc. (subadvised by Franklin Templeton Institutional, LLC, Templeton Global Advisors Limited, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Western Asset Management Company, LLC, and Western Asset Management Company Limited)	0.82%*	14.61%	7.57%	4.75%
Cautious Allocation	Franklin Income VIP Fund — Class 2 Shares Franklin Advisers, Inc.	0.71%*	8.62%	6.98%	5.01%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

Availability of Certain Portfolios Varies Based on Optional Riders Elected Under the Contract:

Certain of the optional benefit riders require allocation of Contract Value to a prescribed Investment Strategy or, in the case of Guaranteed Income Advantage, to the GIS Subaccount, to receive the full benefits provided under such riders. Specifically, the following optional Living Benefit Riders require such an allocation:

➢	Lifetime Income Plus Solution
➢	Lifetime Income Plus 2008
➢	Lifetime Income Plus 2007
➢	Lifetime Income Plus
➢	Guaranteed Income Advantage
➢	Payment Optimizer Plus

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount. The GIS Subaccount invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. — Total Return V.I.S. Fund. You may not allocate premium payments or assets in your contract directly into the GIS Subaccount. Rather, allocations to the GIS Subaccount must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets.

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options and Payment Optimizer Plus, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution and Lifetime Income Plus 2008 is as follows:

(1)	owners may allocate assets to the following Designated Subaccounts:

AB Variable Products Series Fund, Inc. — AB VPS Balanced Hedged Allocation Portfolio — Class B;

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series II shares;

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund — Class III Shares;

Fidelity® Variable Insurance Products Fund — VIP Balanced Portfolio — Service Class 2;

Janus Aspen Series — Janus Henderson Balanced Portfolio — Service Shares;

MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares; and/or

State Street Variable Insurance Series Funds, Inc. — Total Return V.I.S. Fund — Class 3 Shares;

OR

(2)	owners may allocate assets to Asset Allocation Model A, B, C or D;

OR

(3)	owners may allocate assets to the Build Your Own Asset Allocation Model.

The current Investment Strategy for Lifetime Income Plus 2007, Lifetime Income Plus, and Payment Optimizer Plus is as follows:

(1)	owners may allocate assets to the following Designated Subaccounts:

AB Variable Products Series Fund, Inc. — AB VPS Balanced Hedged Allocation Portfolio — Class B;

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series II shares;

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund — Class III Shares;

Fidelity® Variable Insurance Products Fund — VIP Balanced Portfolio — Service Class 2;

Janus Aspen Series — Janus Henderson Balanced Portfolio — Service Shares;

MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares; and/or

State Street Variable Insurance Series Funds, Inc. — Total Return V.I.S. Fund — Class 3 Shares;

OR

(2)	owners may allocate assets to Asset Allocation Model C.

See the prospectus sections above concerning each such optional benefit for additional detail.

This Updating Summary Prospectus incorporates by reference all of the information contained in the statutory prospectus and the Statement of Additional Information, both dated May 1, 2024, as amended and supplemented. You can view copies of the prospectus and Statement of Additional Information online at www.genworth.com/RetireReadyExtra, or you can obtain paper copies of those documents without charge by calling our Home Office at (800) 352-9910.

EDGAR Contract No. C000026719